CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	As previously reported Ordinary Shares Class A Common Stock	As previously reported Additional Paid-in Capital	As previously reported Accumulated Deficit	As previously reported Convertible Redeemable Preferred Stock	As previously reported	Adjustment Ordinary Shares Class A Common Stock	Adjustment Additional Paid-in Capital	Adjustment Convertible Redeemable Preferred Stock	Adjustment	Ordinary Shares Class A Common Stock	Ordinary Shares Class B Common Stock	Ordinary Shares Series F Preferred Stock	Additional Paid-in Capital Series F Preferred Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Treasury Stock Amount	Convertible Redeemable Preferred Stock	Class A Common Stock	Series F Preferred Stock	Total
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of shares due to merger recapitalization						$ (364,000)	$ 119,373,000	$ (119,009,000)	$ 119,009,000
Conversion of shares due to merger recapitalization (in shares)						(218,302)		(54,901)
Balance at the beginning at Dec. 31, 2017	$ 380,000	$ 661,085,000	$ (779,830,000)	$ 119,009,000	$ (118,365,000)					$ 16,000				$ 780,458,000	$ (779,830,000)						$ 644,000
Balance at the beginning (in shares) at Dec. 31, 2017	379,932			54,901						161,630
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series F preferred stock												$ 2,000	$ 141,588,000							$ 141,590,000
Issuance of Series F preferred stock (in shares)												20,181
Equity consideration issued to acquire SBTech																					0
Common stock issued in offerings														340,000							340,000
Common stock issued in offerings (in shares)										139
Issuance of Common Stock for In-kind Transfer														1,934,000							1,934,000
Issuance of Common Stock for In-kind Transfer (in shares)										459
Exercise of stock options														552,000							552,000
Exercise of stock options (in shares)										844
Foreign currency translation adjustments arising during period																					0
Stock-Based compensation expense														7,210,000							7,210,000
Net loss															(76,220,000)						(76,220,000)
Balance at the end at Dec. 31, 2018	$ 384,000	670,439,000	(856,050,000)	$ 261,277,000	(185,227,000)					$ 18,000				932,082,000	(856,050,000)			$ 0			76,050,000
Balance at the end (in shares) at Dec. 31, 2018	384,009			111,969						183,253								0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of shares due to merger recapitalization						$ (366,000)	261,643,000	$ (261,277,000)	261,277,000
Conversion of shares due to merger recapitalization (in shares)						(200,756)		(111,969)
Equity consideration issued to acquire SBTech																					0
Common stock issued in offerings														439,000							439,000
Common stock issued in offerings (in shares)										674
Issuance of Common Stock for In-kind Transfer														1,364,000							1,364,000
Issuance of Common Stock for In-kind Transfer (in shares)										290
Exercise of stock options														1,148,000							1,148,000
Exercise of stock options (in shares)										1,017
Repurchase of preferred stock and issuance of promissory note														(11,722,000)							(11,722,000)
Repurchase of preferred stock and issuance of promissory note (in shares)										(1,626)
Recapitalization of issuance of Series F preferred stock													7,824,000							7,824,000
Recapitalization of issuance of Series F preferred stock (in shares)												1,018
Issuance of warrants														438,000							438,000
Foreign currency translation adjustments arising during period																					0
Stock-Based compensation expense														17,613,000							17,613,000
Net loss															(142,734,000)						(142,734,000)
Balance at the end at Dec. 31, 2019	$ 389,610	$ 690,443,000	$ (998,784,000)	$ 258,371,000	$ (307,951,000)					$ 18,000				949,186,000	(998,784,000)						(49,580,000)
Balance at the end (in shares) at Dec. 31, 2019				110,250						184,626
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of shares due to merger recapitalization						$ (372,000)	$ 258,743,000	$ (258,371,000)	$ 258,371,000
Conversion of shares due to merger recapitalization (in shares)						204,984		110,250
Issuance of Series F preferred stock												$ 1,526	$ 11,000,000							$ 11,000,000
Merger recapitalization, net repurchase of $7,192 and issuance costs of $11,564														(18,756,000)							(18,756,000)
Merger recapitalization, net repurchase of $7,192 and issuance costs of $11,564 (in shares)										278
Conversion of Convertible Notes to common shares										$ 1,000				112,544,000							112,545,000
Conversion of Convertible Notes to common shares (in shares)										11,254
DEAC shares recapitalized, net of redemptions and equity issuance costs of $10,631										$ 7,000				667,304,000					$ 667,300,000		667,311,000
DEAC shares recapitalized, net of redemptions and equity issuance costs of $10,631 (in shares)										74,122
Equity consideration issued to acquire SBTech										$ 4,000				789,060,000							789,064,000
Equity consideration issued to acquire SBTech (in shares)										40,739
Shares issued for earn outs - SBTech (in shares)										720
Shares issued for earn outs - DEAC and DK										$ 1,000				(1,000)
Shares issued for earn outs - DEAC and DK (in shares)										5,280
Shares issued for exercise of warrants										$ 2,000				202,032,000							202,034,000
Shares issued for exercise of warrants (in shares)										17,698
Common stock issued in offerings										$ 4,000				1,680,063,000							1,680,067,000
Common stock issued in offerings (in shares)										36,820
Exercise of stock options										$ 2,000				27,585,000							27,587,000
Exercise of stock options (in shares)										14,900
Purchase of treasury stock										$ (1,000)							$ (288,784,000)				(288,785,000)
Purchase of treasury stock (in shares)										(6,807)
RSU Vesting										$ 2,000				(2,000)
RSU Vesting (in shares)										15,703
Foreign currency translation adjustments arising during period																$ 83,534,000					83,534,000
Stock-Based compensation expense											$ 39,000			324,999,000							325,038,000
Stock-Based compensation expense (in shares)											393,014
Net loss															(844,270,000)						(844,270,000)
Balance at the end at Dec. 31, 2020										$ 40,000	$ 39,000			$ 4,745,014,000	$ (1,843,054,000)	$ 83,534,000	$ (288,784,000)				$ 2,696,789,000
Balance at the end (in shares) at Dec. 31, 2020										396,303	393,014